EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [line items]
The fair value changes on the Group's investment recognized directly in other comprehensive expense	¥ 278	$ 40	¥ (542)	¥ (461)
Other financial assets [member]
Disclosure of financial assets [line items]
The gains of ther Group's other financial assets recognized in the profit or loss for the year	3,685		2,409	2,774
Equity investments [member]
Disclosure of financial assets [line items]
The fair value changes on the Group's investment recognized directly in other comprehensive expense	¥ 278		¥ (542)	¥ (461)